Components of Total Income Tax Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current:
Current tax	$ 12,236	$ 3,319	$ 13,728
Deferred expense/(benefit):
Deferred tax expense/(benefit)	(6,121)	2,334	(3,353)
Provision for income taxes	6,115	5,653	10,375
Impact on shareholders equity of the tax consequence of :
Stock compensation expense	(681)	(2,345)	(487)
Currency impact of long term funding	(294)	198	1,142
Total	5,140	3,506	11,030
Ireland
Current:
Current tax	351	4,522	(3,841)
Deferred expense/(benefit):
Deferred tax expense/(benefit)	(3,825)	788	(703)
Provision for income taxes	(3,475)	5,310	(4,544)
U.S.
Current:
Current tax	6,367	(1,915)	9,492
Deferred expense/(benefit):
Deferred tax expense/(benefit)	(1,711)	1,322	(1,672)
Provision for income taxes	4,656	(593)	7,820
Rest of Europe and Other
Current:
Current tax	5,518	712	8,077
Deferred expense/(benefit):
Deferred tax expense/(benefit)	$ (585)	$ 224	$ (978)